Concentration Risk Voluntary Fee Waivers (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Revenue	$ (104,661)	$ (105,081)	$ (91,946)	$ (87,342)	$ (70,748)	$ (69,495)	$ (70,254)	$ (80,468)	$ (389,000)	$ (291,000)	$ (320,700)
Less: Reduction in Distribution expense	73,338	72,140	66,938	64,751	54,918	52,934	53,080	57,547	277,100	218,500	232,300
Operating income	(31,323)	(32,941)	(25,008)	(22,591)	(15,830)	(16,561)	(17,174)	(22,921)	(111,900)	(72,500)	(88,400)
Less: Reduction in Noncontrolling interest	2,024	2,665	1,267	844	331	298	(5)	618	6,800	1,300	6,500
Pre-tax impact	$ (29,299)	$ (30,276)	$ (23,741)	$ (21,747)	$ (15,499)	$ (16,263)	$ (17,179)	$ (22,303)	$ (105,100)	$ (71,200)	$ (81,900)